CREDIT FROM BANKING INSTITUTIONS	12 Months Ended
Dec. 31, 2014
CREDIT FROM BANKING INSTITUTIONS [Abstract]
CREDIT FROM BANKING INSTITUTIONS

NOTE 9  -          CREDIT FROM BANKING INSTITUTIONS

Lines of credit Unutilized short-term lines of credit of the Group as of December 31, 2014, aggregated to US$ 0.5 million.